Goldman Sachs Commodity Strategy Fund Investment Strategy - Class A C Inst Inv R R6 Shares [Member] - Goldman Sachs Commodity Strategy Fund	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Strategy
Strategy Narrative [Text Block]	The Fund seeks to maintain substantial economic exposure to the performance of the commodities markets. The Fund primarily gains exposure to the commodities markets by investing in a wholly-owned subsidiary of the Fund organized as a company under the laws of the Cayman Islands, Cayman Commodity – CSF, Ltd. (the “CSF Subsidiary”). The CSF Subsidiary is advised by the Investment Adviser, and has the same investment objective as the Fund. CoreCommodity Management, LLC (the “Sub-Adviser” or “CoreCommodity”) serves as sub-adviser to both the Fund and the CSF Subsidiary. The Fund seeks to provide exposure to the commodities markets by investing, through the CSF Subsidiary, in commodity-linked investments including, without limitation, commodity swaps, commodity futures contracts, exchange-listed commodity forward contracts, options on commodity futures, and commodity-linked notes. In pursuing its objective, the Fund attempts to provide long and/or short exposure to the returns of real assets that trade in the commodity markets without direct investment in physical commodities. The Fund uses the Bloomberg Commodity Index Total Return (Gross, USD, Unhedged) (“BCOM”) as its performance benchmark, but the Fund is actively managed and will not attempt to replicate the index. Investment in the Subsidiary. The Fund may invest up to 25% of its total assets in the CSF Subsidiary. The CSF Subsidiary primarily obtains its commodity exposure by investing in commodity-linked derivative instruments (which typically includes total return swaps). Commodity-linked swaps are derivative instruments whereby the cash flows agreed upon between counterparties are dependent upon the price of the underlying commodity or commodity index (or a component of the underlying commodity index) over the life of the swap. The value of the swap will rise and fall in response to changes in the underlying commodity or commodity index (or component of the underlying commodity index). Commodity-linked swaps expose the CSF Subsidiary and the Fund economically to movements in commodity prices. Such instruments may be leveraged so that small changes in the underlying commodity prices would result in disproportionate changes in the value of the instrument. Neither the Fund nor the CSF Subsidiary invests directly in physical commodities. The CSF Subsidiary will also invest in other instruments, including fixed income securities, either as investments or to serve as margin or collateral for its swap positions. The Sub-Adviser will take various factors into account when seeking commodity market exposure, such as, without limitation, the results of proprietary models developed by the Sub-Adviser, relative price differentials for various commodity futures for current delivery as compared to those for future delivery, and market conditions. Among other strategies, the Fund employs commodity roll-timing strategies. “Rolling” futures exposure is the process by which the holder of a particular futures contract or other instrument providing futures exposure (e.g. swaps) will sell such contract or instrument on or before the expiration date and simultaneously purchase a new contract or instrument with identical terms except for a later expiration date. This process allows a holder of the instrument to extend its current position through the original instrument’s expiration without delivering the underlying asset. The Fund’s rolling may differ from that of the BCOM to the extent necessary to enable the Fund to seek excess returns over the BCOM. The Fund’s “roll-timing” strategies may include, for example, rolling the Fund’s commodity exposure earlier or later versus the BCOM, or holding and rolling positions with longer or different expiration dates than the BCOM. The Fund also may underweight or overweight various commodities as compared to the BCOM, and may utilize commodities that are not components of the BCOM. Fixed Income Investments. As a result of the Fund’s use of derivatives, the Fund may hold as collateral significant amounts of U.S. Treasury or short-term investments, including money market funds. In managing the collateral portion of the Fund’s investment strategy, the Sub-Adviser generally seeks capital preservation. The average duration will vary. The Sub-Adviser uses derivatives, including futures and swaps, to manage the duration of the Fund’s investment portfolio. Other. The Fund may also invest in forwards, futures, and swaps, which are used for both hedging and non-hedging purposes. The Fund may invest up to 35% of its net assets in foreign securities. The Investment Adviser measures the Fund’s performance against the BCOM (Gross, USD, Unhedged).